Subsequent Events 10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed financial statements are issued, the Company has evaluated all events or transactions that occurred up to May 8, 2026, the date the financial statements were available to issued and has identified the following material subsequent events requiring disclosure.
Consummation of the Business Combination
On May 1, 2026, A Paradise convened its extraordinary general meeting of shareholders (the "Extraordinary General Meeting"), at which shareholders approved the Business Combination Proposal.
On May 7, 2026, the Business Combination was consummated. In connection with the closing, A Paradise domesticated as a Texas corporation and changed its name to Enhanced Group Inc.
Net proceeds to be received by the Company upon consummation of the Business Combination, after giving effect to 19,611,370 shares tendered for redemption, are approximately $3 million. As the net proceeds are insufficient to absorb the full $7.3 million of deferred offering costs recorded as of March 31, 2026, the excess of approximately $4.3 million will be recognized as an expense in the condensed consolidated statement of operations in the second quarter of 2026, the period in which the Business Combination was consummated.
Upon consummation of the Business Combination, all outstanding Enhanced Ltd equity interests, including preferred shares, common shares, SAFEs, and stock options, were converted or exchanged into shares of, or rights to acquire shares of, Enhanced Group Inc. Class A or Class B common stock in accordance with the terms of the Business Combination Agreement and the applicable Exchange Ratio. Upon consummation, the Company also committed to issue approximately $5.3 million in top up equity-based awards to certain employees and non-employees in 2026.
The Class A common stock of Enhanced Group Inc. will begin trading on the New York Stock Exchange ("NYSE") under the ticker symbol "ENHA" on May 8, 2026.
Working Capital Note
In April 2026, the Company drew $10 million under the Working Capital Note with Apeiron. See Note 10 - Related Party Transactions for further details regarding the Working Capital Note.
Subsequent Events
The Company has evaluated subsequent events through February 12, 2026, the date when the financial statements were available to be issued. Except as described below or elsewhere in these consolidated financial statements, the Company has concluded that no subsequent events have occurred that require disclosure.
On January 9, 2026, the Company engaged a vendor to construct the Company’s planned 50 meter portable pool with a total commitment of approximately $6.1 million.